Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax rate	21.00%	21.00%
Net operating loss carryforward	$ 58,145,638	$ 40,227,950
Lessor, Operating Lease, Description	The net operating loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated in 2018 and later tax years do not expire.
Income tax expense benefit	$ 2,588,590
Income tax rate	23.40%	0.00%